Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings.
Summary of breakdown for non-current and current borrowings

(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings
At December 31, 2025	3,012	4,013	327,730	334,755
Repayments	(2,602)	(39,054)	(6,025)	(47,681)
Proceeds	—	37,013	70,327	107,340
Net foreign exchange difference	—	110	3,135	3,245
At June 30, 2026	410	2,082	395,167	397,659

Repayable:
- Within one year	139	2,082	385,263	387,484
- In the second year	139	—	9,904	10,043
- In the third year	132	—	—	132
Portion classified as current liabilities	(139)	(2,082)	(385,263)	(387,484)
Non-current portion	271	—	9,904	10,175